Note 21 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2019	2018

Bank balances	9,383	11,187
Cash and cash equivalents in the statement of financial position	9,383	11,187
Bank overdrafts used for cash management purposes	(490)	-
Net cash and cash equivalents at year end	8,893	11,187

Summary quantitative data about entity's exposure to risk [text block]
	Denomination RTGS$	Interest rate
Overdraft facilities
Stanbic Bank	15,000,000	25%
First Capital Bank	10,000,000	26%